Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement Inputs and Valuation Techniques
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis. All amounts exclude all assets and liabilities of the Teekay Gas Business (see Note 23).

		December 31, 2021		December 31, 2020
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash, cash equivalents and restricted cash	Level 1	114,339	114,339	134,664	134,664
Derivative instruments (note 15)
Interest rate swap agreements – assets (1)	Level 2	550	550	—	—
Interest rate swap agreements – liabilities (1)	Level 2	—	—	(2,405)	(2,405)
Foreign currency contracts	Level 2	(58)	(58)	—	—
Freight forward agreements	Level 2	(4)	(4)	—	—
Non-recurring
Vessels and equipment (note 18)	Level 2	—	—	59,250	59,250
Assets held for sale (note 18)	Level 2	40,854	40,854	31,680	31,680
Operating lease right-of-use assets (note 18)	Level 2	—	—	1,799	1,799
Investment in equity-accounted investment (note 22)	Level 2	9,174	9,174	—	—
Other
Advances to equity-accounted joint venture – long-term	(2)	3,780	(2)	5,280	(2)
Short-term debt (note 7)	Level 2	(25,000)	(25,000)	(10,000)	(10,000)
Long-term debt, including current portion – public (note 8)	Level 1	(239,807)	(240,963)	(235,653)	(237,700)
Long-term debt, including current portion – non-public (note 8)	Level 2	(431,673)	(436,892)	(347,241)	(344,043)
Obligations related to finance leases, including current portion (note 10)	Level 2	(294,481)	(306,386)	(360,043)	(411,740)
(1)The fair value of the Company’s interest rate swap agreements at December 31, 2021 includes $nil (December 31, 2020 – $0.5 million) accrued interest expense which is recorded in accrued liabilities on the consolidated balance sheets.
(2)In the consolidated financial statements, the Company’s advances to and investments in equity-accounted investments form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. The fair value of the advances to its equity-accounted joint venture was not determinable.